Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of recorded expenses and revenues with respect to related party transactions [Table Text Block]
	Nine months ended September 30,
	2013	2012

Purchase from Anteya Technology Corp	$544,659	$916,532
Rent paid to Mr. Wei-Rur Chen	36,327	36,354

	2012	2011

Purchase from Anteya Technology Corp	$1,125,062	$1,614,844
Rent paid to Mr. Wei-Rur Chen	48,703	48,980
Sale to Anteya Technology Corp	-	1,061

Schedule of liabilities recorded with respect to related party transactions [Table Text Block]
	September 30, 2013	December 31, 2012
Liabilities:
Anteya Technology Corp	$61,412	$148,798

	2012	2011
Liabilities:
Anteya Technology Corp	$148,798	$298,887